Employee Stock Compensation Plans - Allocated Compensation, Assumptions and Shares Available (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock or Unit Expense	$ 65	$ 73	$ 61
Employee Stock Ownership Plan (ESOP), Compensation Expense	4	4	0
Stock or Unit Option Plan Expense	4	0	0
Total stock-based compensation (pre-tax)	73	77	61
Tax Benefit	(10)	(22)	(18)
Total stock-based compensation (net of tax)	$ 63	$ 55	$ 43
Stock Incentive Plan, 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	22